Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Account Balances with Related Parties
Balances of receivables and payables to related parties as of December 31, 2021 and 2020 are as follows:

		December 31, 2021				December 31, 2020
Related party	Name of entity	Receivables		Payables		Receivables		Payables
Parent Company	Gung-Ho Online Entertainment, Inc.	₩	5,254	₩	7	₩	2,547	₩	5
The details of transaction with related parties for the years ended December 31, 2021, 2020 and 2019 are as follows:

		2021				2020				2019
Related party	Name of entity	Revenue		Purchases		Revenue		Purchases		Revenue		Purchases
		(In millions of Korean won)
Parent Company	Gung-Ho Online Entertainment, Inc.	₩	36,647	₩	55	₩	21,833	₩	211	₩	27,484	₩	60

Summary of Key Management Personnel Compensation
The compensation for the key management personnel (registered directors), for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021		2020		2019
	(In millions of Korean won)
Salaries	₩	1,472	₩	1,177	₩	866